Note 13 Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	€ 57,001	€ 57,526	€ 60,963
Issued in euros [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	10,997	11,475	15,111
Issued in euros [Member] | Government [member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	10,090	10,383	13,757
Issued in euros [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	518	695	901
Issued in euros [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	389	397	454
MEXICO
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	20,995	20,461	21,714
MEXICO | Government [member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	19,752	19,313	20,364
MEXICO | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	876	759	886
MEXICO | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	367	389	464
UNITED STATES
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	6,214	6,552	6,344
UNITED STATES | Government [member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	3,621	3,703	3,174
UNITED STATES | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	48	41	88
UNITED STATES | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	2,546	2,808	3,082
TURKEY
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	2,907	2,849	2,459
TURKEY | Government [member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	2,907	2,837	2,445
TURKEY | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	0	12	14
Other Countries [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	15,888	16,190	15,336
Other Countries [Member] | Government [member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	10,277	10,059	8,961
Other Countries [Member] | Central banks [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	208	370	508
Other Countries [Member] | credit institutions [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	2,204	1,921	1,895
Other Countries [Member] | Other issuers [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	3,199	3,840	3,971
Total foreign [Member]
Financial assets at fair value through other comprehensive income debt securities [Line Items]
Debt securities at fair value through other comprehensive income	€ 46,004	€ 46,052	€ 45,852